Employee Benefit Liabilities, Net (Details) - Schedule of expenses recognized in comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of expenses recognized in comprehensive income (loss) [Abstract]
Current service cost	$ 264	$ 282	$ 292
Interest expenses, net	22	24	25
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004	1	(1)	3
Total employee benefit expenses	287	305	320
Actual return on plan assets	$ 35	$ 158	$ 171